Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Line Items]
Net finance (costs)/income	£ (1,094)	£ (637)	£ 62
Share of post-tax results of associates and joint ventures	24,209	2,227	1,236
Profit/(loss) before taxation	29,527	6,245	5,855
Taxation on ordinary activities	8,129	(1,406)	(1,333)
Profit for the year	37,656	4,839	4,522
Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		5,480	4,992
Net finance (costs)/income		(529)	(427)
Share of post-tax results of associates and joint ventures		1,327	943
Profit/(loss) before taxation		6,278	5,508
Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		991	652
Adjusted Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		333	287
Adjusted Segment Result | AMSSA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			4
Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		3
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(1,517)	(825)	(435)
Net finance (costs)/income	(205)	(108)	489
Share of post-tax results of associates and joint ventures	23,197	900	293
Profit/(loss) before taxation	21,475	(33)	347
Taxation on ordinary activities	10,220
Adjusting Items | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	23,195	889	277
Adjusting Items | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	29	11	16
Adjusting Items | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	(27)	0
Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		4,655	4,557
Net finance (costs)/income		(637)	62
Share of post-tax results of associates and joint ventures		2,227	1,236
Profit/(loss) before taxation		6,245	5,855
Taxation on ordinary activities		(1,406)	(1,333)
Profit for the year		4,839	4,522
Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		1,880	929
Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		344	303
Segment Result | AMSSA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			4
Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		3
Operating segments [member] | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		5,480	4,992
Operating segments [member] | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		0
Operating segments [member] | Adjusted Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,972	1,785
Operating segments [member] | Adjusted Segment Result | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,684	1,759
Operating segments [member] | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,824
Operating segments [member] | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			1,448
Operating segments [member] | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(1,517)	(805)	(432)
Operating segments [member] | Adjusting Items | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(763)	0
Operating segments [member] | Adjusting Items | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(147)	(198)	(77)
Operating segments [member] | Adjusting Items | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(134)	(262)	(204)
Operating segments [member] | Adjusting Items | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(473)	(345)
Operating segments [member] | Adjusting Items | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(345)	(151)
Operating segments [member] | Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		4,675	4,560
Operating segments [member] | Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		0
Operating segments [member] | Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,774	1,708
Operating segments [member] | Segment Result | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,422	1,555
Operating segments [member] | Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,479
Operating segments [member] | Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			1,297
Unallocated Amounts | Adjusting Items | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	0	(20)
Unallocated Amounts | Adjusting Items | Flintkote
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			(3)
Unallocated Amounts | Segment Result | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(20)
Unallocated Amounts | Segment Result | Flintkote
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			£ (3)
Constant Rates | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,605	5,197
Net finance (costs)/income	(833)	(494)
Share of post-tax results of associates and joint ventures	951	1,190
Profit/(loss) before taxation	7,723	5,893
Taxation on ordinary activities	(2,017)
Constant Rates | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	593	877
Constant Rates | Adjusted Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	354	309
Constant Rates | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	4	4
Constant Rates | Operating segments [member] | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,605	5,197
Constant Rates | Operating segments [member] | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,827
Constant Rates | Operating segments [member] | Adjusted Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,962	1,796
Constant Rates | Operating segments [member] | Adjusted Segment Result | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,799	1,730
Constant Rates | Operating segments [member] | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,017
Constant Rates | Operating segments [member] | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,671
Translation Exchange
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	324	283
Net finance (costs)/income	(56)	(35)
Share of post-tax results of associates and joint ventures	61	137
Profit/(loss) before taxation	329	385
Taxation on ordinary activities	(74)
Translation Exchange | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	31	114
Translation Exchange | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	30	24
Translation Exchange | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	0	(1)
Translation Exchange | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	324	283
Translation Exchange | Operating segments [member] | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	101
Translation Exchange | Operating segments [member] | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	87	176
Translation Exchange | Operating segments [member] | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(17)	(46)
Translation Exchange | Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	153
Translation Exchange | Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		153
Current Rates | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,929	5,480
Net finance (costs)/income	(889)	(529)
Share of post-tax results of associates and joint ventures	1,012	1,327
Profit/(loss) before taxation	8,052	6,278
Taxation on ordinary activities	(2,091)
Current Rates | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	624	991
Current Rates | Adjusted Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	384	333
Current Rates | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	4	3
Current Rates | Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	6,412	4,655
Net finance (costs)/income	(1,094)	(637)
Share of post-tax results of associates and joint ventures	24,209	2,227
Profit/(loss) before taxation	29,527	6,245
Taxation on ordinary activities	8,129	(1,406)
Profit for the year	37,656	4,839
Current Rates | Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	23,819	1,880
Current Rates | Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	413	344
Current Rates | Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	(23)	3
Current Rates | Operating segments [member] | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,929	5,480
Current Rates | Operating segments [member] | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,928
Current Rates | Operating segments [member] | Adjusted Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,049	1,972
Current Rates | Operating segments [member] | Adjusted Segment Result | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,782	1,684
Current Rates | Operating segments [member] | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,170
Current Rates | Operating segments [member] | Adjusted Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,824
Current Rates | Operating segments [member] | Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	6,412	4,675
Current Rates | Operating segments [member] | Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,165
Current Rates | Operating segments [member] | Segment Result | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,902	1,774
Current Rates | Operating segments [member] | Segment Result | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,648	1,422
Current Rates | Operating segments [member] | Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,697
Current Rates | Operating segments [member] | Segment Result | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,479
Current Rates | Unallocated Amounts | Segment Result | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	£ 0	£ (20)